Property and Equipment, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost		$ 2,189	$ 2,123
Accumulated Depreciation		1,709	1,567
Property and equipment, net		480	556
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost		830	815
Accumulated Depreciation		780	753
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		662	646
Accumulated Depreciation		438	387
Leasehold improvements and real estate [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	357	322
Accumulated Depreciation	[1]	252	223
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		340	340
Accumulated Depreciation		$ 239	$ 204

[1]	On May 6, 2013 the Company sold real estate it owned and leased it back for a five year period and an option to extend the lease period by an additional 5 years. The consideration amounted to $ 337. The Capital gain generated from the sale in the amount of $ 143 was capitalized and is recognized over the duration of the lease agreement.